777 Brickell Avenue Suite 500 Miami, FL 33131-2803 (305) 371-2600 Fax: (305) 372-9928	1025 Thomas Jefferson Street, N.W. Suite 400 East Washington, D.C. 20007-5208 (202) 965-8100 Fax: (202) 965-8104

175 Powder Forest Drive Suite 201 Simsbury, CT 06089-9658 (860) 392-5000 Fax: (860) 392-5058

December 29, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Pacific Global Fund, Inc. (“Registrant”)
Post-Effective Amendment No. 36 to
Form N-1A Registration Statement
File No. 33-50208

Commissioners:

Submitted herewith for filing on behalf of the Registrant is one electronically formatted copy of post-effective amendment no. 36 to the above-referenced registration statement (“Registration Statement”) under the Securities Act (the “Amendment”).  The Amendment also constitutes amendment no. 37 to the Registration Statement under the Investment Company Act of 1940.

A.  Purpose of Amendment

The Amendment reflects changes in response to comments of the Commission staff (“Staff”) on post-effective amendment no. 35 to the Registrant’s registration statement, filed pursuant to Rule 485(a)(1) under the 1933 Act on October 25, 2010.

B.  Responses to Staff Comments

Set forth below is each Staff comment on post-effective amendment no. 35, communicated by telephone to Registrant’s outside counsel on December 20, 2010 by Mr. Dominic J. Minore of the Staff, followed by the Registrant’s response.  The Registrant has authorized us to provide the responses set out below. Capitalized terms not defined in this letter have the meanings given them in the prospectus.

Jorden Burt LLP

www.jordenburt.com

December 30, 2010

Note: All comments with respect to a particular Fund should be applied to disclosure for the other Funds, as applicable.

GOVERNMENT SECURITIES FUND

Comment 1

In the fee table, seek to streamline or eliminate the parentheticals in the “Shareholder Fees” section.  For example, consider deleting “(with certain exceptions).”

Response

Registrant respectfully submits that the disclosure in the parentheticals under “Shareholder Fees” provides accurate and material information to shareholders regarding the application of the relevant fees. Regarding the description of the deferred sales charge, Registrant notes that Form N-1A, Item 3, Instruction 2(a)(ii) states, “If more than one type of sales charge (load) is imposed…[s]how the percentage amounts and the terms of each sales charge (load) comprising that figure on separate lines below.” (Emphasis added.)  Registrant submits that the parenthetical is responsive to this requirement.  Regarding the description of the exchange fee, Form N-1A, Instruction 2(c) states, “The Fund may include in a footnote to the table, if applicable, a tabular presentation of the range of exchange fees or a narrative explanation of the fees.”  Registrant notes this disclosure was moved from a fee table footnote to a parenthetical in response to the Staff’s comment on Registrant’s post-effective amendment no. 33.  Regarding the description of the redemption fee, Registrant notes that the disclosure was moved and shortened from a footnote to a parenthetical in response to a Staff comment on Registrant’s post-effective amendment no. 33.

Comment 2

Under “Principal Investment Strategies”, revise the phrase, “[t]he Fund’s principal investment strategies include,” to “[t]he Fund’s principal investment strategies are.”  Similarly, under “Principal Risks,” revise the phrase, “[f]ollowing is a summary of certain risks of investing in the Fund,” to “[f]ollowing is a summary of the principal risks of investing in the Fund.”  In addition, add any other principal strategies or risks as appropriate.

Response

Comment complied with.

Comment 3

Under “Principal Investment Strategies”, confirm that the strategies described in the second and third bullets relate to the 20% allocation of Fund assets (and are not part of the 80% allocation of the Fund’s assets described in the first bullet).  Also, confirm that the investments described in the second and third bullets are principal investment strategies.

Response

Registrant confirms that that the investments described in the second and third bullets are principal investment strategies and that the strategy referenced in the second bullet, with respect to “foreign securities (primarily through American Depositary Receipts (“ADRs”), dividend-paying stocks, and high-quality money market securities,” does not relate to the 80% allocation of the Fund’s assets described in the first bullet. Registrant notes, however, that the strategies referenced in the third bullet and, with respect to “zero-coupon bonds,” in the second bullet relate to the 80% allocation of the Fund’s assets described in the first bullet.

Comment 5

Under the “Average Annual Total Returns” table, delete, or move outside the summary prospectus, the following sentence: “The results for Class A shares include the maximum sales charge.”

Response

Registrant respectfully submits this disclosure is appropriate to be included under the Average Annual Total Returns table and is consistent with industry practice.  Registrant notes that Form N-1A, Item 26(b), Instruction 1 requires funds to “[a]ssume the maximum sales load…is deducted.”

INCOME AND EQUITY FUND

Comment 1

Under “Performance” and under “Risk/Return Bar Chart” disclosure appears twice stating that the sales charge is not included in performance figures, and that if the sales charge were included, results would be lower.  Delete one of these disclosures.

Response

Comment complied with.  The Fund has deleted the disclosure from the first paragraph under “Performance.”

Comment 2

Move footnote 1 under the “Average Annual Total Returns” table to the first paragraph under “Performance.”

Response

Comment complied with.  The first paragraph under “Performance” has been revised as follows:

The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund’s performance from year to year.  The average annual total return table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with a broad measure of market performance. The table includes performance information for the Barclays Capital Intermediate Corporate Bond Index and the S&P 500 Index which provide bases for comparison of the Fund’s mix of fixed income and equity securities, respectively. The Fund’s past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.

BALANCED FUND

Comment 1

In the third bullet under “Principal Investment Strategy”, the disclosure states that the Fund invests “at least 25% of its assets in fixed income securities and preferred stocks.”  Balanced funds should invest at least 25% in fixed income securities, and 25% in equity securities.  Accordingly, delete the reference to preferred stocks from the third bullet, and add a statement that the Fund invests at least 25% of its assets in equity securities.

Response

The Fund has revised the third bullet to add disclosure regarding investments in equity securities, as follows:

Investing at least 25% of its assets in fixed income securities and preferred stocks and investing at least 25% of its assets in equity securities.

Registrant submits that it is appropriate for the Fund to categorize preferred stocks as fixed income securities because of their characteristics which include, fixed dividends, call/conversion features, nonvoting status, and seniority to common shares.

MORE INFORMATION ABOUT THE FUNDS

Comment 1

The disclosure under “Risk Factors, Other Investment Practices, and Policies of the Funds” provides as follows:

The following pages provide more detailed information about certain principal investment policies, practices, and risks of the Funds. Any restrictions described below are in addition to those described in the “Principal Risks” section for the applicable Fund under “Fund Summaries”.

Consider whether the term “certain principal investment policies” in the first sentence should be changed to “the principal investment policies.”  Consider whether the term “any restrictions” in the second sentence should be changed to “any risks.”  Also, consider whether this section is limited to description of more information about principal investment risks, or provides information about other risks.

Response

Registrant confirms that this section is not limited to a description of more information about the Funds’ principal investment policies and risks.  Accordingly, the existing disclosure has been revised as follows:

The following pages provide more detailed information about certain investment policies, practices, and risks of the Funds. Any restrictions described below are in addition to those described for the applicable Fund under “Fund Summaries”.

Comment 2

In the section “Repurchase Agreements”, make clear that repurchase agreements are considered loans.

Response

Comment complied with.  The existing disclosure has been revised as follows:

All Funds. In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The Funds’ repurchase agreements will be fully collateralized. Nevertheless, if the other party defaults or becomes insolvent, the Fund could suffer a loss or a delay in repayment.

Comment 3

The disclosure under “Borrowing” states that certain Funds may engage in borrowing.  If interest expenses in borrowing equal or exceed 5 basis points, disclose the borrowing interest expenses in a separate line item in the fee table under the heading “Interest Expense.”  Alternatively, separately confirm that interest expenses are included in “other expenses” for each Fund.

Response

Comment complied with.    Registrant has revised the fee table for the Small Cap Value Fund to disclose interest expenses in a separate line item.  Additionally, Registrant confirms that any interest expenses for the other Funds are included in “other expenses” for each Fund.

STATEMENT OF ADDITIONAL INFORMATION

Comment 1

The disclosure under “Senior Securities and Borrowing” states that, “each Fund may borrow money to the extent permitted by the 1940 Act, as amended, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.”  Add a brief explanation of the limits on borrowing under the 1940 Act.

Response

Comment complied with.  Registrant has added the following disclosure after the existing sentence:

Under the 1940 Act, a mutual fund may borrow up to one-third of its total assets (including the amount borrowed) from banks for any purpose, and may borrow up to 5% of its total assets from banks or other lenders for temporary purposes.

*        *        *

In response to a request from the Staff, in connection with this filing, the Registrant acknowledges the following:

•                  that the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•                  that Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Securities and Exchange Commission (“Commission”) from taking any action with respect to the filing; and

•                  that the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States, except to the extent otherwise legally permissible.

Please direct any question or comment regarding the Amendment to me at (202) 965-8139.

Very truly yours,

/s/ Chip Lunde

Chip Lunde

235345

Enclosures

cc:	Dominic J. Minore, Esq.
Catherine L. Henning